UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21494

Nuveen Floating Rate Income Fund

(Exact name of registrant as specified in charter)

    333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Kevin J. McCarthy—Vice President and Secretary
    333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code:       312-917-7700

Date of fiscal year end:      7/31

Date of reporting period:      4/30/13

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited)

Nuveen Floating Rate Income Fund (JFR)
April 30, 2013

Principal
Amount (000)	Description (1)	Coupon	Maturity (2)	Ratings (3)	Value
	Variable Rate Senior Loan Interests – 114.5% (80.6% of Total Investments) (4)
	Aerospace & Defense – 0.7% (0.5% of Total Investments)
$205	Hamilton Sundstrand, Term Loan, First Lien	4.000%	12/13/19	B1	$206,451
2,024	Beechcraft Holdings LLC, Exit Term Loan B	5.750%	2/15/20	BB-	2,029,712
2,494	Sequa Corporation, Term Loan B	5.250%	6/19/17	B1	2,535,313
4,723	Total Aerospace & Defense				4,771,476
	Airlines – 3.2% (2.3% of Total Investments)
10,973	Delta Air Lines Inc., Term Loan B1	4.250%	10/24/18	Ba2	11,107,944
1,995	Delta Air Lines Inc., Term Loan B2	5.250%	4/24/16	Ba2	2,014,950
8,500	United Airlines Inc., Term Loan B	4.000%	4/01/19	Ba2	8,611,511
21,468	Total Airlines				21,734,405
	Auto Components – 2.4% (1.7% of Total Investments)
8,952	Federal-Mogul Corporation, Tranche B, Term Loan	2.138%	12/29/14	B1	8,505,962
4,992	Federal-Mogul Corporation, Tranche C, Term Loan	2.138%	12/28/15	B1	4,743,454
3,000	FleetPride Corporation, Term Loan, Second Lien	9.250%	5/01/20	CCC+	2,977,500
16,944	Total Auto Components				16,226,916
	Beverages – 0.4% (0.3% of Total Investments)
2,500	Constellation Brands, Inc., Term Loan, WI/DD	TBD	TBD	N/R	2,493,750
	Biotechnology – 1.7% (1.2% of Total Investments)
5,873	Grifols, Inc., Term Loan	4.250%	6/01/17	BB	5,953,663
5,597	Onex Carestream Finance LP, Term Loan	5.000%	2/25/17	BB-	5,647,418
11,470	Total Biotechnology				11,601,081
	Capital Markets – 1.3% (0.9% of Total Investments)
1,700	American Capital, LTD., Senior Secured Term Loan	5.500%	8/15/16	B+	1,728,688
6,874	Walter Investment Management Corporation, Tranche B, Term Loan	5.750%	11/28/17	B+	7,000,395
8,574	Total Capital Markets				8,729,083
	Chemicals – 2.1% (1.5% of Total Investments)
1,493	Houghton International, Inc., U.S. Term Loan, First Lien	5.250%	12/20/19	B1	1,517,375
2,970	Ineos US Finance LLC, Term Loan B	6.500%	5/04/18	B+	3,012,694
2,494	PQ Corporation, Term Loan, First Lien	4.500%	8/07/17	B+	2,526,259
6,952	Univar, Inc., Term Loan	5.000%	6/30/17	B+	7,004,329
13,909	Total Chemicals				14,060,657
	Commercial Services & Supplies – 3.7% (2.6% of Total Investments)
4,167	Aramark Corporation, Term Loan, Tranche D	4.000%	2/20/20	BB-	4,227,413
674	Brand Energy & Infrastructure Services, Inc., Canadian Tranche 1, Term Loan	6.250%	10/23/18	B	684,985
2,500	Brand Energy & Infrastructure Services, Inc., Term Loan, Second Lien	11.000%	10/23/19	CCC+	2,562,500
2,808	Brand Energy & Infrastructure Services, Inc., Term Loan	6.250%	10/23/18	B	2,854,105
2,341	CCS Income Trust, Term Loan, First Lien	6.250%	5/12/18	B2	2,379,005
3,299	Ceridian Corporation, Extended Term Loan	5.949%	5/09/17	B1	3,360,714
3,478	Harland Clarke Holdings Corporation, Term Loan B3, WI/DD	TBD	TBD	B+	3,473,253
990	Houghton Mifflin, Term Loan	7.250%	5/22/18	N/R	998,044
2,322	KAR Auction Services, Inc., Term Loan B	3.750%	5/19/17	BB-	2,356,362
1,965	SourceHov LLC, Term Loan B, First Lien	6.625%	4/28/17	B+	1,969,913
24,544	Total Commercial Services & Supplies				24,866,294
	Communications Equipment – 3.0% (2.1% of Total Investments)
3,243	Alcatel-Lucent, Term Loan C	7.250%	1/29/19	BB-	3,329,642
4,000	Arris Group, Inc., Term Loan B	3.500%	4/17/20	BB-	4,013,124
1,995	CompuCom Systems, Inc., Term Loan, First Lien	6.500%	10/04/18	B+	2,009,131
3,500	CompuCom Systems, Inc., Term Loan, Second Lien	10.250%	10/04/19	B-	3,578,750
2,168	Riverbed Technology, Inc., Term Loan	4.000%	12/18/19	BBB-	2,204,554
5,360	Zayo Group LLC, Term Loan B	4.500%	7/02/19	B1	5,429,007
20,266	Total Communications Equipment				20,564,208
	Computers & Peripherals – 0.4% (0.3% of Total Investments)
2,394	SunGard Data Systems, Inc., Term Loan D	4.500%	1/31/20	BB	2,431,018
	Consumer Finance – 1.2% (0.9% of Total Investments)
969	Jackson Hewitt Tax Service, Inc., Term Loan	10.000%	10/16/17	N/R	959,062
4,757	Royalty Pharma Finance Trust, Incremental Term Loan	4.000%	11/09/18	Baa2	4,802,947
2,428	Springleaf Financial Funding Company, Term Loan	5.500%	5/10/17	B	2,441,708
8,154	Total Consumer Finance				8,203,717
	Containers & Packaging – 0.4% (0.3% of Total Investments)
2,944	Reynolds Group Holdings, Inc., Term Loan	4.750%	9/28/18	B+	2,997,927
	Distributors – 1.5% (1.1% of Total Investments)
9,925	HD Supply, Inc., Term Loan B	4.500%	10/12/17	B+	10,066,124
	Diversified Consumer Services – 1.3% (0.9% of Total Investments)
4,405	Cengage Learning Acquisitions, Inc., Term Loan	2.700%	7/03/14	CCC	3,449,690
1,294	Brickman Group Holdings, Inc., Tranche B1, Term Loan	5.500%	10/14/16	B+	1,309,944
3,940	Laureate Education, Inc., Extended Term Loan	5.250%	6/15/18	B1	3,977,782
9,639	Total Diversified Consumer Services				8,737,416
	Diversified Financial Services – 3.1% (2.2% of Total Investments)
2,874	Citco III Limited, Term Loan B	4.250%	6/29/18	N/R	2,884,605
5,250	Ocwen Financial Corporation, Term Loan B	5.000%	1/23/18	B1	5,345,156
112	Vertrue Inc., Term Loan, First Lien	15.000%	2/04/18	N/R	111,027
12,576	WideOpenWest Finance LLC, Term Loan B	4.750%	4/01/19	B1	12,765,637
20,812	Total Diversified Financial Services				21,106,425
	Diversified Telecommunication Services – 2.0% (1.4% of Total Investments)
3,000	Charter Communications Operating Holdings LLC, Holdco Term Loan	2.698%	3/06/14	BB+	3,014,610
5,765	Intelsat Jackson Holdings, Ltd., Term Loan B1	4.250%	4/02/18	BB-	5,856,123
4,500	Level 3 Financing, Inc., Term Loan, Tranche B	5.250%	8/01/19	Ba2	4,558,500
13,265	Total Diversified Telecommunication Services				13,429,233
	Electric Utilities – 0.5% (0.4% of Total Investments)
4,781	TXU Corporation, 2014 Term Loan	3.731%	10/10/14	B2	3,601,474
	Electronic Equipment & Instruments – 0.7% (0.5% of Total Investments)
5,363	SMART Modular Technologies, Inc., Term Loan B	8.250%	8/26/17	B+	4,839,656
	Food & Staples Retailing – 1.6% (1.1% of Total Investments)
3,000	Albertson’s, Inc., Term Loan B	5.750%	3/21/16	BB-	3,041,484
1,500	Rite Aid Corporation, Tranche 1, Term Loan, Second Lien	5.750%	8/21/20	B-	1,559,374
5,850	Wilton Products, Inc., Tranche B, Term Loan	7.500%	8/30/18	B1	5,930,438
10,350	Total Food & Staples Retailing				10,531,296
	Food Products – 9.0% (6.3% of Total Investments)
3,990	AdvancePierre Foods, Inc., Term Loan, First Lien	5.750%	7/10/17	B1	4,052,344
1,800	AdvancePierre Foods, Inc., Term Loan, Second Lien	9.500%	10/10/17	CCC+	1,863,000
1,791	BJ’s Wholesale Club, Inc., Term Loan, First Lien	4.250%	9/26/19	B	1,809,419
2,500	Dole Food Company, Inc., Term Loan, WI/DD	TBD	TBD	Ba3	2,520,312
2,481	Ferrara Candy Company, Term Loan B	7.504%	6/18/18	B	2,533,977
19,400	H.J. Heinz Company, Term Loan B2, WI/DD	TBD	TBD	BB	19,600,674
4,477	Michael Foods Group, Inc., Term Loan	4.250%	2/25/18	Ba3	4,552,876
3,000	Pinnacle Foods Finance LLC, Term Loan G	3.250%	4/29/20	BB-	3,018,738
1,000	Sprouts Farmers Market Holdings LLC, Term Loan	4.500%	4/23/20	B+	1,005,625
2,000	Supervalu, Inc., New Term Loan	6.250%	3/13/19	B+	2,033,334
17,207	U.S. Foodservice, Inc., Extended Term Loan	5.750%	3/31/17	B2	17,457,010
59,646	Total Food Products				60,447,309
	Health Care Equipment & Supplies – 3.7% (2.6% of Total Investments)
1,750	Bausch & Lomb, Inc., Term Loan, (5)	6.250%	5/31/18	B+	1,764,219
1,995	Bausch & Lomb, Inc., Delayed Draw, Term Loan B, WI/DD	TBD	TBD	B+	2,022,431
8,933	Bausch & Lomb, Inc., Term Loan B	4.000%	4/25/19	B+	9,053,249
2,329	Hologic, Inc., Term Loan B	4.500%	8/01/19	BBB-	2,363,353
9,875	Kinetic Concepts, Inc., Term Loan C1	5.500%	5/04/18	Ba2	10,066,519
24,882	Total Health Care Equipment & Supplies				25,269,771
	Health Care Providers & Services – 12.3% (8.6% of Total Investments)
6,541	Vanguard Health Holding Company II LLC, Term Loan B	3.750%	1/29/16	Ba2	6,636,515
6,000	Apria Healthcare Group, Inc., Term Loan, First Lien	6.750%	4/06/20	BB-	6,017,814
1,410	Ardent Medical Services, Inc., Term Loan, First Lien	6.750%	7/02/18	B+	1,434,259
9,975	DaVita, Inc., New Term Loan B2	4.000%	11/01/19	Ba2	10,103,817
1,564	Genesis Healthcare LLC, Term Loan	10.002%	12/04/17	B+	1,559,810
4,852	Gentiva Health Services, Inc., Term Loan B	6.500%	8/17/16	B+	4,892,287
13,601	Golden Living, Term Loan	5.000%	5/04/18	B1	13,320,813
1,325	HCA, Inc., Tranche B2, Term Loan	3.534%	3/31/17	BB	1,330,424
2,917	Health Management Associates, Inc., Replacement Term Loan B	3.500%	11/16/18	BB-	2,949,480
2,993	Heartland Dental Care, Inc., Term Loan, First Lien	6.250%	12/21/18	Ba3	3,042,998
2,000	Heartland Dental Care, Inc., Term Loan, Second Lien	9.750%	6/20/19	CCC+	2,067,500
2,593	Kindred Healthcare, Term Loan	5.250%	6/01/18	Ba3	2,620,227
1,853	LHP Operations Co. LLC, Term Loan B	9.000%	7/03/18	B	1,901,299
776	LifeCare Holdings, Inc., Term Loan Add On, (6)	0.000%	2/01/16	N/R	725,893
4,304	LifeCare, Term Loan, (6)	0.000%	2/01/16	N/R	4,024,356
3,980	National Mentor Holdings, Inc., Term Loan B	6.500%	2/09/17	B+	4,039,401
6,906	Select Medical Corporation, Term Loan	5.500%	6/01/18	B+	6,992,171
993	Select Medical Corporation, Tranche B, Term Loan A	5.501%	6/01/18	BB-	1,004,906
4,963	Sheridan Holdings, Inc., Term Loan, First Lien	4.500%	2/13/18	B+	5,033,125
1,750	Sheridan Holdings, Inc., Term Loan, Second Lien	9.000%	7/01/19	B-	1,787,188
1,278	Skilled Healthcare Group, Inc., Term Loan	6.750%	4/09/16	B1	1,292,342
82,574	Total Health Care Providers & Services				82,776,625
	Hotels, Restaurants & Leisure – 4.5% (3.2% of Total Investments)
4,863	24 Hour Fitness Worldwide, Inc., Term Loan B	5.250%	4/22/16	Ba3	4,907,478
2,037	BLB Management Services, Inc., Term Loan, WI/DD	TBD	TBD	BB-	2,070,988
3,095	Caesars Entertainment Operating Company, Inc., Term Loan B6	5.450%	1/28/18	B	2,816,729
1,754	CCM Merger, Inc. Term Loan	6.000%	3/01/17	B+	1,774,071
4,950	Landry’s Restaurants, Inc., Term Loan B	4.750%	4/24/18	B+	5,027,344
2,993	MGM Resorts International, Term Loan B	4.250%	12/20/19	BB	3,043,414
3,427	SeaWorld Parks and Entertainment, Inc., Term Loan B	4.000%	8/17/17	BB-	3,462,601
1,351	Six Flags Theme Parks, Inc., Term Loan B, First Lien	4.001%	12/20/18	BB+	1,372,728
4,000	Station Casino LLC, Term Loan B	5.000%	3/02/20	B1	4,058,332
1,988	Wendy’s, Inc., Term Loan B	4.750%	5/15/19	BB-	2,000,673
30,458	Total Hotels, Restaurants & Leisure				30,534,358
	Household Durables – 1.3% (0.9% of Total Investments)
2,743	AOT Bedding Super Holdings LLC, Term Loan B	5.000%	10/01/19	B+	2,785,007
1,619	Spectrum Brands, Inc., Term Loan	4.500%	12/17/19	Ba3	1,646,218
4,000	Sun Products Corporation, Term Loan	5.500%	3/23/20	B1	4,045,000
8,362	Total Household Durables				8,476,225
	Household Products – 0.8% (0.5% of Total Investments)
5,000	American Builders & Contractors Supply Co., Inc., Term Loan B	3.500%	4/16/20	B1	5,046,335
	Industrial Conglomerates – 1.3% (0.9% of Total Investments)
8,000	DuPont Performance Coatings, Dollar Term Loan B	4.750%	1/17/20	B+	8,113,336
971	U.S. Foodservice, Inc., Term Loan, First Lien	5.750%	3/31/17	B2	982,939
8,971	Total Industrial Conglomerates				9,096,275
	Insurance – 1.2% (0.8% of Total Investments)
4,489	USI Holdings Corporation, Term Loan B	5.250%	12/27/19	B1	4,552,342
3,413	Vantage Drilling Company, Term Loan B	6.250%	10/25/17	B-	3,448,758
7,902	Total Insurance				8,001,100
	Internet & Catalog Retail – 0.8% (0.6% of Total Investments)
5,486	EIG Investors Corp., Term Loan, First Lien	6.250%	11/09/19	B1	5,534,255
	Internet Software & Services – 1.5% (1.0% of Total Investments)
3,491	Sabre, Inc., Term Loan B	5.250%	2/19/19	B1	3,547,965
2,406	Sabre, Inc., Term Loan C	4.000%	2/19/18	B1	2,427,906
3,880	SSI Investments II, Ltd., New Term Loan	5.000%	5/26/17	Ba3	3,957,867
9,777	Total Internet Software & Services				9,933,738
	IT Services – 1.7% (1.2% of Total Investments)
1,115	SunGard Data Systems, Inc., Term Loan B	1.949%	2/28/14	BB	1,119,867
2,500	EIG Investors Corp., Term Loan, Second Lien	10.250%	5/09/20	CCC+	2,512,500
1,493	Genpact International, Inc., Term Loan	4.250%	8/30/19	BB+	1,517,686
918	SRA International, Term Loan	6.500%	7/20/18	B1	920,485
3,000	SunGard Data Systems, Inc., Term Loan E	4.000%	3/07/20	BB	3,042,189
2,416	VFH Parent LLC, Term Loan B	5.805%	7/08/16	Ba2	2,447,517
11,442	Total IT Services				11,560,244
	Leisure Equipment & Products – 1.8% (1.3% of Total Investments)
9,000	Bombardier Recreational Products, Inc., Term Loan B	5.000%	1/30/19	B+	9,106,875
3,250	Equinox Holdings, Inc., Term Loan, First Lien	4.500%	1/31/20	B1	3,290,625
12,250	Total Leisure Equipment & Products				12,397,500
	Machinery – 0.3% (0.2% of Total Investments)
2,140	Rexnord Corporation, Inc., Term Loan B Refinancing	4.500%	4/01/18	BB	2,164,413
	Media – 9.1% (6.4% of Total Investments)
4,681	Yell Group PLC, Term Loan, (6)	0.000%	7/31/14	N/R	978,647
1,561	Atlantic Broadband Finance LLC, Term Loan B	4.500%	9/20/19	BB	1,587,875
821	Cengage Learning Acquisitions, Inc., Tranche B, Extended Term Loan	5.700%	7/04/17	CCC	615,557
5,244	Cumulus Media, Inc., Term Loan B, First Lien	4.500%	9/18/18	Ba2	5,344,458
4,503	Cumulus Media, Inc., Term Loan, Second Lien	7.500%	9/16/19	B3	4,692,691
995	FoxCo Acquisition Sub LLC, Initial Term Loan	5.500%	7/14/17	B	1,013,451
2,171	Interactive Data Corporation, Term Loan	3.750%	1/31/18	Ba3	2,197,737
3,000	Internet Brands, Inc., Term Loan B	6.250%	3/13/19	B+	3,020,625
4,000	McGraw-Hill Education Holdings LLC, Term Loan	9.000%	3/22/19	B2	3,994,000
1,990	Mediacom Broadband LLC, Tranche G, Term Loan	4.000%	1/20/20	Ba3	2,016,119
3,962	Radio One, Inc., Term Loan B, First Lien	7.500%	2/14/17	B+	4,070,492
5,985	Tribune Company, Exit Term Loan B	4.000%	12/17/19	BB+	6,065,767
17,983	Univision Communications, Inc., Term Loan C1	4.750%	2/14/20	B+	18,186,404
3,000	UPC Broadband Holding BV, Term Loan AF	4.000%	1/31/21	BB-	3,033,750
2,000	UPC Broadband Holding BV, Term Loan AH, WI/DD	TBD	TBD	BB-	1,998,126
1,000	Virgin Media Investment Holdings, Term Loan B, WI/DD	TBD	TBD	BB-	1,001,328
1,234	WMG Acquisition Corporation, New Term Loan, First Lien	5.250%	11/01/18	BB-	1,253,919
64,130	Total Media				61,070,946
	Metals & Mining – 0.2% (0.1% of Total Investments)
1,031	FMG Resources, Ltd., Term Loan B	5.250%	10/18/17	BB+	1,049,122
	Multiline Retail – 0.6% (0.4% of Total Investments)
2,177	99 Cents Only Stores, Term Loan B1	5.250%	1/11/19	B+	2,209,246
2,000	Neiman Marcus Group, Inc., Term Loan	4.000%	5/16/18	B+	2,018,906
4,177	Total Multiline Retail				4,228,152
	Multi-Utilities – 0.2% (0.2% of Total Investments)
1,496	ADS Waste Holdings, Inc., Term Loan B	4.250%	8/05/19	B+	1,516,506
	Oil, Gas & Consumable Fuels – 2.9% (2.1% of Total Investments)
1,880	Crestwood Holdings, Inc., Term Loan B	9.750%	3/26/18	CCC+	1,920,275
2,500	El Paso Corporation, Tranche B1, Term Loan	5.000%	5/24/18	Ba3	2,526,340
169	Energy Transfer Partners LP, Term Loan B	3.750%	3/24/17	BB	169,871
1,341	Frac Tech International LLC, Term Loan	8.500%	5/06/16	B+	1,324,850
1,472	Gibson Energy ULC, Term Loan B	4.750%	5/18/18	BB-	1,496,170
4,000	Plains Exploration and Production Company, Term Loan	4.000%	11/30/19	Ba1	4,016,000
2,750	Rice Drilling LLC., Term Loan, Second Lien, WI/DD	TBD	TBD	N/R	2,767,187
2,500	Samson Investment Company, Initial Term Loan, Second Lien	6.000%	9/25/18	B1	2,532,812
2,000	Saxon Energy Services, Inc., Term Loan	5.500%	2/13/19	Ba3	2,022,000
1,000	Vantage Drilling Company, Term Loan B	5.750%	3/28/19	B-	1,015,000
19,612	Total Oil, Gas & Consumable Fuels				19,790,505
	Personal Products – 0.2% (0.1% of Total Investments)
1,096	Prestige Brands, Inc., Term Loan B1	3.750%	1/31/19	BB-	1,114,544
	Pharmaceuticals – 6.3% (4.4% of Total Investments)
2,710	ConvaTec Healthcare, Incremental Term Loan B	5.000%	12/22/16	Ba3	2,762,923
1,730	Generic Drug Holdings, Inc., Term Loan B	5.000%	10/29/19	B+	1,748,821
69	Graceway Pharmaceuticals LLC, Term Loan, (6)	0.000%	5/03/12	N/R	75,675
5,625	Graceway Pharmaceuticals LLC, Second Lien Term Loan, (6)	0.000%	5/03/13	N/R	168,750
3,648	Par Pharmaceutical Companies, Inc., Additional Term Loan B1	4.250%	9/30/19	B+	3,686,143
5,921	Pharmaceutical Product Development, Inc., Term Loan B, First Lien	4.250%	12/01/18	Ba3	6,015,175
7,972	Quintiles Transnational Corp., Term Loan B2	4.500%	6/08/18	BB-	8,084,699
3,491	Therakos, Inc., Term Loan, First Lien	7.500%	12/27/17	B	3,469,430
4,925	Valeant Pharmaceuticals International, Inc., Series D, Term Loan	3.500%	2/19/19	BBB-	4,989,157
1,593	Warner Chilcott Company LLC, Term Loan B1 Additional	4.250%	3/15/18	BBB-	1,618,754
3,659	Warner Chilcott Corporation, Term Loan B1	4.250%	3/15/18	BBB-	3,718,648
1,296	Warner Chilcott Corporation, Term Loan B2	4.250%	3/15/18	BBB-	1,317,701
2,883	Warner Chilcott Corporation, Term Loan B3	4.250%	3/15/18	BBB-	2,930,339
1,583	Warner Chilcott Corporation, Term Loan B4	3.243%	8/15/17	BBB-	1,600,156
317	Warner Chilcott Corporation, Term Loan B5	3.243%	8/20/17	BBB-	320,031
47,422	Total Pharmaceuticals				42,506,402
	Real Estate Investment Trust – 1.6% (1.1% of Total Investments)
3,000	Capital Automotive LP, Term Loan, Second Lien, WI/DD	TBD	TBD	B1	3,105,000
201	iStar Financial, Inc., Term Loan, Tranche A1	5.250%	3/19/16	BB-	203,194
3,636	iStar Financial, Inc., Term Loan	4.500%	10/16/17	B+	3,678,788
4,000	Starwood Property Trust, Inc., Term Loan B	3.500%	4/11/20	BB+	4,020,000
10,837	Total Real Estate Investment Trust				11,006,982
	Real Estate Management & Development – 1.7% (1.2% of Total Investments)
6,146	Capital Automotive LP, Term Loan, Tranche B1	4.250%	4/10/19	Ba2	6,204,129
5,000	Realogy Corporation, Term Loan B	4.500%	3/01/20	BB-	5,068,125
11,146	Total Real Estate Management & Development				11,272,254
	Road & Rail – 0.6% (0.4% of Total Investments)
3,910	Swift Transportation Company, Inc., Term Loan B2	4.000%	12/01/17	BB	3,980,967
	Semiconductors & Equipment – 2.2% (1.5% of Total Investments)
4,000	Freescale Semiconductor, Inc., Term Loan, Tranche B4	5.000%	2/13/20	B1	4,054,376
2,993	NXP Semiconductor LLC, Incremental Term Loan C	4.750%	12/06/19	B+	3,069,805
5,875	NXP Semiconductor LLC, Term Loan	4.500%	3/03/17	B1	6,020,132
1,451	Spansion LLC, Term Loan B	5.250%	12/13/18	BB+	1,470,086
14,319	Total Semiconductors & Equipment				14,614,399
	Software – 9.3% (6.6% of Total Investments)
6,691	Attachmate Corporation, Term Loan, First Lien	7.250%	11/22/17	BB-	6,790,998
2,964	Blackboard, Inc., Term Loan B2	6.250%	10/04/18	B+	3,023,379
2,903	Datatel Parent Corp, Term Loan B	4.500%	7/19/18	B+	2,946,136
6,581	Emdeon Business Services LLC, Term Loan B2	3.750%	11/09/18	BB-	6,655,745
655	Epicor Software Corporation, Term Loan, B1	4.500%	5/16/18	Ba3	666,487
1,990	Explorer Holdings, Inc., Term Loan	6.000%	5/02/18	B+	2,007,425
1,756	Greeneden U.S. Holdings II LLC, Term Loan B	4.000%	2/01/20	B+	1,773,546
15,383	Infor Enterprise Applications, Term Loan B	5.250%	4/05/18	Ba3	15,659,516
4,207	IPC Systems, Inc., Extended Term Loan, Tranche B1, First Lien	7.750%	7/31/17	B1	4,185,950
8,500	IPC Systems, Inc., Term Loan, Second Lien	5.448%	6/01/15	CCC	7,692,500
6,468	Misys PLC, Term Loan, First Lien	7.250%	12/12/18	Ba3	6,594,832
1,995	RedPrairie Corporation, Term Loan, First Lien	6.750%	12/21/18	B+	2,044,564
2,539	SS&C Technologies, Inc./ Sunshine Acquisition II, Inc., Funded Term Loan B1	5.000%	6/07/19	BB	2,561,467
263	SS&C Technologies, Inc./ Sunshine Acquisition II, Inc., Funded Term Loan B2	5.000%	6/07/19	BB	264,979
62,895	Total Software				62,867,524
	Specialty Retail – 2.0% (1.4% of Total Investments)
3,648	Collective Brands, Inc., Term Loan B	7.250%	10/09/19	B	3,714,480
417	J Crew Group, Term Loan B1	4.000%	3/07/18	B1	421,261
3,811	Jo-Ann Stores, Inc., Term Loan, First Lien	4.000%	2/05/18	B+	3,855,858
868	Lord & Taylor Holdings LLC, Term Loan	6.750%	1/11/19	BB	879,085
2,199	Petco Animal Supplies, Inc., Term Loan B	4.000%	11/24/17	Ba3	2,233,054
2,482	Tempur-Pedic International, Inc., Term Loan B	5.000%	3/18/20	BB	2,526,085
13,425	Total Specialty Retail				13,629,823
	Textiles, Apparel & Luxury Goods – 0.5% (0.3% of Total Investments)
3,000	Philips-Van Heusen Corporation, Term Loan B	3.250%	12/19/19	BBB-	3,030,375
	Trading Companies & Distributors – 0.3% (0.2% of Total Investments)
1,688	Wesco Distribution, Inc., Term Loan B	4.500%	12/04/19	Ba3	1,707,243
	Transportation Infrastructure – 0.2% (0.2% of Total Investments)
1,500	American Commercial Lines LLC, Term Loan, First Lien	7.500%	9/22/19	B-	1,516,875
	Wireless Telecommunication Services – 5.3% (3.7% of Total Investments)
10,025	Asurion LLC, Term Loan B1	4.500%	5/24/19	Ba3	10,167,596
1,750	Charter Communications Operating Holdings LLC, Term Loan E, WI/DD	TBD	TBD	Baa3	1,748,588
12,685	Clear Channel Communications, Inc., Tranche B, Term Loan	3.848%	1/29/16	CCC+	11,655,482
4,000	Cricket Communications, Inc., Term Loan C	4.750%	3/08/20	Ba3	4,027,500
4,500	Fairpoint Communications, Inc., Term Loan B, DD1	7.500%	2/11/19	B	4,431,694
995	IPC Systems, Inc., Term Loan, Tranche C, First Lien	7.750%	7/31/17	B1	997,488
500	LTS Buyer LLC, Term Loan B, First Lien	4.500%	4/13/20	B1	506,038
1,859	Presidio, Inc., New Term Loan	5.750%	3/31/17	Ba3	1,889,534
36,314	Total Wireless Telecommunication Services				35,423,920
$778,913	Total Variable Rate Senior Loan Interests (cost $765,758,906)				772,556,843

Shares	Description (1)				Value
	Common Stocks – 3.9% (2.7% of Total Investments)
	Building Products – 2.1% (1.5% of Total Investments)
301,905	Masonite Worldwide Holdings, (7)				$14,038,583
	Hotels, Restaurants & Leisure – 0.1% (0.1% of Total Investments)
42,041	BLB Worldwide Holdings Inc., (7)				924,902
2,670	Buffets Term Loan, (7)				14,685
	Total Hotels, Restaurants & Leisure				939,587
	Media – 1.7% (1.1% of Total Investments)
203,449	Metro-Goldwyn-Mayer, (7)				7,985,373
57,088	Tribune Company, (7)				3,239,744
45,941	Tribune Company, (9)				-
	Total Media				11,225,117
	Professional Services – 0.0% (0.0% of Total Investments)
47,152	Vertrue, Inc., (7)				14,146
	Total Common Stocks (cost $30,871,781)				26,217,433

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	Convertible Bonds – 0.3% (0.2% of Total Investments)
	Communications Equipment – 0.3% (0.2% of Total Investments)
$850	Nortel Networks Corp., (6)	1.750%	4/15/12	N/R	$824,500
1,000	Nortel Networks Corp., (6)	2.125%	4/15/14	N/R	973,125
$1,850	Total Convertible Bonds (cost $1,563,750)				1,797,625

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	Corporate Bonds – 9.9% (7.0% of Total Investments)
	Commercial Services & Supplies – 0.6% (0.4% of Total Investments)
$1,000	Ceridian Corporation	11.250%	11/15/15	CCC	$1,036,250
2,000	Harland Clarke Holdings	9.500%	5/15/15	B-	2,005,000
1,000	Tervita Corporation, 144A	8.000%	11/15/18	B2	1,047,500
4,000	Total Commercial Services & Supplies				4,088,750
	Communications Equipment – 1.5% (1.0% of Total Investments)
5,000	Avaya Inc., 144A	9.000%	4/01/19	B1	5,100,000
4,000	Nortel Networks Limited, (6)	0.000%	7/15/11	N/R	4,130,000
650	Nortel Networks Limited, (6)	10.750%	7/15/16	N/R	736,125
9,650	Total Communications Equipment				9,966,125
	Diversified Consumer Services – 0.1% (0.1% of Total Investments)
700	NES Rental Holdings Inc., 144A	7.875%	5/01/18	CCC+	721,000
	Diversified Telecommunication Services – 0.5% (0.4% of Total Investments)
1,500	Consolidated Communications Finance Company	10.875%	6/01/20	B-	1,726,875
1,501	IntelSat Limited	11.250%	2/04/17	CCC+	1,598,565
3,001	Total Diversified Telecommunication Services				3,325,440
	Health Care Equipment & Supplies – 0.6% (0.4% of Total Investments)
2,450	Kinetic Concepts	10.500%	11/01/18	B	2,750,125
1,455	Rotech Healthcare Inc.	10.750%	10/15/15	D	1,462,275
3,905	Total Health Care Equipment & Supplies				4,212,400
	Health Care Providers & Services – 1.1% (0.8% of Total Investments)
2,000	Aurora Diagnostics Holdings LLC	10.750%	1/15/18	Caa1	1,570,000
3,750	HCA Inc., (10)	8.500%	4/15/19	BB+	4,134,375
500	Vanguard Health Holding LLC/Inc.	8.000%	2/01/18	B-	541,250
1,000	Wolverine Healthcare Analytics, 144A	10.625%	6/01/20	CCC+	1,145,000
7,250	Total Health Care Providers & Services				7,390,625
	Household Products – 0.5% (0.3% of Total Investments)
2,750	Spectrum Brands Inc.	9.500%	6/15/18	Ba3	3,090,313
	IT Services – 0.5% (0.3% of Total Investments)
3,000	First Data Corporation, 144A	7.375%	6/15/19	BB-	3,262,500
	Machinery – 0.5% (0.4% of Total Investments)
2,000	HD Supply Inc.	8.125%	4/15/19	B+	2,262,500
1,025	NES Rental Holdings Inc., 144A	12.250%	4/15/15	CCC+	1,090,344
3,025	Total Machinery				3,352,844
	Media – 2.2% (1.6% of Total Investments)
2,706	Clear Channel Communications, Inc., 144A	9.000%	12/15/19	CCC+	2,706,000
2,250	Clear Channel Communications, Inc.	11.000%	8/01/16	CCC-	1,940,625
3,700	Clear Channel Communications, Inc.	5.500%	12/15/16	CCC-	2,719,500
5,500	Clear Channel Communications, Inc., DD1	9.000%	3/01/21	CCC+	5,376,250
1,875	McGraw-Hill Global Education Holdings, 144A	9.750%	4/01/21	BB	1,931,250
400	WMG Acquisition Group	11.500%	10/01/18	B	476,000
16,431	Total Media				15,149,625
	Pharmaceuticals – 0.5% (0.3% of Total Investments)
54	Angiotech Pharmaceuticals Inc.	5.000%	12/01/13	N/R	54,000
918	Angiotech Pharmaceuticals Inc.	9.000%	12/01/16	N/R	919,652
1,000	Valeant Pharmaceuticals International, 144A	7.000%	10/01/20	BB-	1,105,000
1,000	Valeant Pharmaceuticals International, 144A	7.250%	7/15/22	BB-	1,132,500
2,972	Total Pharmaceuticals				3,211,152
	Road & Rail – 0.6% (0.5% of Total Investments)
2,000	Avis Budget Car Rental	2.790%	5/15/14	B+	1,997,520
2,000	Swift Services Holdings Inc.	10.000%	11/15/18	B+	2,290,000
4,000	Total Road & Rail				4,287,520
	Software – 0.6% (0.4% of Total Investments)
1,700	Infor Us Inc.	11.500%	7/15/18	B-	2,006,000
1,875	Infor Us Inc.	9.375%	4/01/19	B-	2,137,500
3,575	Total Software				4,143,500
	Wireless Telecommunication Services – 0.1% (0.1% of Total Investments)
750	FairPoint Communications Inc., 144A, WI/DD	8.750%	8/15/19	B	761,250
$65,009	Total Corporate Bonds (cost $62,392,273)				66,963,044

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	Asset-Backed Securities – 5.5% (3.9% of Total Investments)
$1,200	Bluemountain Collateralized Loan Obligation, Series 2012 2A E14	5.425%	11/20/24	BB	$1,132,231
2,500	BlueMountain Collateralized Loan Obligations Limited 2012-1A, 144A	5.776%	7/20/23	BB	2,435,778
500	Carlyle Global Market Strategies Collateralized Loan Obligations, Series 2013-2A E	5.314%	4/18/25	BB	467,283
1,000	Dryden Senior Loan 2013-26A E, 144A	4.825%	7/15/25	BB	891,863
1,000	Finn Square Collateralized Loan Obligations Limited, Series 2012-1A, 144A	5.567%	12/24/23	BB	937,546
1,500	Flatiron Collateralized Loan Obligation Limited, Series 2011-1A	4.677%	1/15/23	BB	1,359,377
1,500	Fraser Sullivan Collateralized Loan Obligations Limited, Series 2011-6A, 144A	5.789%	11/22/22	BB	1,447,038
500	ING Investment Management, Collateralized Loan Obligation, 2013-1A D, 144A, (8), (9)	6.039%	4/15/24	BB	466,350
3,000	LCM Limited Partnership, Collateralized Loan Obligations, 144A	6.027%	4/15/22	BB	2,893,728
1,500	LCM Limited Partnership, Collateralized Loan Obligations	5.426%	4/19/22	BB	1,384,712
2,700	LCM Limited Partnership Series 2012A, 144A	6.026%	10/19/22	BB	2,667,800
1,500	Madison Park Funding Limited, Collateralized Loan Obligations, Series 2012-8A, 144A	5.626%	4/22/22	BB	1,445,251
1,000	Madison Park Funding Limited, Collateralized Loan Obligations, Series 2012-8A, 144A	4.626%	4/22/22	BBB	1,001,633
1,500	Madison Park Funding Limited, Series 2012-10A	5.526%	1/20/25	BB	1,460,324
2,300	Magnetite IV CLO Limited, Series 2012-6A E, 144A	6.030%	9/15/23	BB	2,234,349
1,000	Nomad CLO Ltd, Series 2013-1A D, 144A	5.030%	1/15/25	BB	901,510
750	Northwoods Capital Corporation, Collateralized Loan Obligations 2012-9A	5.377%	1/18/24	BB-	677,639
3,000	Oak Hill Credit Partners IV Limited, Collateralized Loan Obligation Series 2012-6A	5.790%	5/15/23	BB	3,007,589
3,360	Oak Hill Credit Partners, Series 2012-7A	5.289%	11/20/23	BB	3,137,631
750	Octagon Investment Partners, Series 2012-1A D, 144A	5.815%	1/15/24	BB-	703,659
1,000	Race Point Collateralized Loan Obligations, Series 2011-5A, 144A	6.780%	12/15/22	BB	1,001,577
3,000	Race Point Collateralized Loan Obligations, Series 2012-6A, 144A	5.788%	5/24/23	BB	2,861,553
3,000	Race Point Collateralized Loan Obligations, Series 2012-7A, 144A	5.293%	11/8/24	BB-	2,758,895
$39,060	Total Asset-Backed Securities (cost $34,087,705)				37,275,316

Shares	Description (1)				Value
	Investment Companies – 2.0% (1.4% of Total Investments)
353,668	Eaton Vance Floating-Rate Income Trust Fund				$6,100,773
963,820	Eaton Vance Senior Income Trust				7,296,117
	Total Investment Companies (cost $11,947,776)				13,396,890
Principal
Amount (000)	Description (1)	Coupon	Maturity		Value
	Short-Term Investments – 5.9% (4.2% of Total Investments)
$39,778	Repurchase Agreement with Fixed Income Clearing Corporation, dated 4/30/13, repurchase price $39,777,743, collateralized by: $235,000 U.S. Treasury Notes, 1.375%, due 11/30/15, value $242,968, $26,640,000 U.S. Treasury Notes, 2.125%, due 2/29/16, value $28,105,200, $12,195,000 U.S. Treasury Notes, 0.375%, due 3/15/16, value $12,225,488	0.010%	5/01/13		$39,777,732
	Total Short–Term Investments (cost $39,777,732)				39,777,732
	Total Investments (cost $946,399,923) – 142.0%				957,984,883
	Borrowings – (36.9)% (11), (12)				(249,200,000)
	Other Assets Less Liabilities – (5.1)% (13)				(34,059,988)
	Net Assets Applicable to Common Shares – 100%				$674,724,895

Investments in Derivatives as of April 30, 2013

Interest Rate Swaps outstanding:

		Fund			Fixed Rate		Unrealized
	Notional	Pay/Receive		Fixed Rate	Payment	Termination	Appreciation
Counterparty	Amount	Floating Rate	Floating Rate Index	(Annualized)	Frequency	Date	(Depreciation) (13)
Goldman Sachs	$49,435,000	Receive	1-Month USD-LIBOR	1.300%	Monthly	4/20/14	$ (541,490)
Morgan Stanley	49,435,000	Receive	1-Month USD-LIBOR	2.201	Monthly	4/20/16	(2,716,415)
							$ (3,257,905)

Fair Value Measurements

Fair value is defined as the price that the Funds would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities.

The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3		Total
Long-Term Investments:
Variable Rate Senior Loan Interests	$–	$772,556,843	$–		$772,556,843
Common Stocks	26,217,433	–	–	**	26,217,433
Convertible Bonds	–	1,797,625	–		1,797,625
Corporate Bonds	–	66,963,044	–		66,963,044
Asset-Backed Securities	–	36,808,966	466,350		37,275,316
Investment Companies	13,396,890	–	–		13,396,890
Short-Term Investments:
Repurchase Agreements	–	39,777,732	–		39,777,732
Derivatives:
Interest Rate Swaps*	–	(3,257,905)	–		(3,257,905)
Total	$39,614,323	$914,646,305	$466,350		$954,726,978

*Represents net unrealized appreciation (depreciation). **Value equals zero as of the end of the reporting period.

The table below presents the transfers in and out of the three valuation levels for the Fund as of the end of the reporting period when compared to the valuation levels as of the end of the previous fiscal year. Changes in valuation inputs or methodologies may result in transfers into or out of an assigned level within the fair value hierarchy. Transfers in or out of levels are generally due to the availability of publicly available information and to the significance or extent a manager determines that the valuation inputs or methodologies may impact the valuation of those securities.

Level 1		Level 2		Level 3
Transfers In	(Transfers Out)	Transfers In	(Transfers Out)	Transfers In	(Transfers Out)
$22,948,858	$–	$–	$(22,948,858)	$–	$–

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing certain gains and losses on investment transactions, and recognition of premium amortization. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of April 30, 2013, the cost of investments (excluding investments in derivatives) was $946,933,640.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of April 30, 2013, were as follows:

Gross unrealized:
Appreciation					$29,512,657
Depreciation					(18,461,414)
Net unrealized appreciation (depreciation) of investments					$11,051,243

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)

Senior Loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of Senior Loans may occur. As a result, the actual remaining maturity of Senior Loans held may be substantially less than the stated maturities shown.

(3)

Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)

Senior Loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate plus an assigned fixed rate. These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks.

Senior Loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a Senior Loan.

(5)	Investment, or portion of investment, represents a participation of a Senior Loan commitment outstanding.
(6)

At or subsequent to the end of the reporting period, this security is non-income producing. Non-income producing security, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income on the Fund’s records.

(7)	Non-income producing; issuer has not declared a dividend within the past twelve months.
(8)	For fair value measurement disclosure purposes, Asset-Backed Securities classified as Level 2.
(9)

Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board of Trustees. For fair value measurement disclosure purposes, investment classified as Level 3.

(10)	Investment, or portion of investment, has been pledged as collateral for investments in derivatives.
(11)	Borrowings as a percentage of Total Investments is 26.0%.
(12)	The Fund segregates 100% of its eligible investments in the Portfolio of Investments as collateral for Borrowings.
(13)	Other Assets Less Liabilities includes the Unrealized Appreciation (Depreciation) of derivative instruments as listed within Investments in Derivatives as of the end of the reporting period.
N/R	Not rated.
DD1	Portion of investment purchased on a delayed delivery basis.
WI/DD	Purchased on a when-issued or delayed delivery basis.
144A

Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

TBD

Senior Loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, Senior Loans typically trade without accrued interest and therefore a coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final coupon rate and maturity date.

USD-LIBOR	United States Dollar—London Inter-Bank Offered Rate.

Item 2. Controls and Procedures.

a.              The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.              There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Floating Rate Income Fund

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date:  June 28, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date:  June 28, 2013

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date:  June 28, 2013